ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other comprehensive income (loss):
Unrealized appreciation (depreciation) on securities, net of tax of $37,185, $11,047 and $(13,730)	$ 63,725	$ 18,414	$ (22,885)
Unrealized appreciation (depreciation) on securities, tax expense (benefit)	37,185	11,047	(13,730)
Amortization of net periodic benefit costs - net of actuarial gain (loss), net of tax of $2,436, $(2,167) and $(3,276)	4,174	(3,613)	(5,459)
Amortization of net periodic benefit costs net of actuarial gain, tax expense (benefit)	2,436	(2,167)	(3,276)
Total other comprehensive income (loss)	67,899	14,801	(28,344)
Accumulated other comprehensive income, net of related income taxes
Unrealized appreciation on securities	189,851	126,126
Unrecognized actuarial loss and prior service cost	(23,044)	(27,218)
Accumulated other comprehensive income	$ 166,807	$ 98,908